Cover	Oct. 23, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2024
Entity File Number	001-39885
Entity Registrant Name	VERSUS SYSTEMS INC.
Entity Central Index Key	0001701963
Entity Tax Identification Number	46-4542599
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2900 – 500 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 0A3
City Area Code	(604)
Local Phone Number	639-4457
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Shares
Title of 12(b) Security	Common Shares
Trading Symbol	VS
Security Exchange Name	NASDAQ
Unit A Warrants
Title of 12(b) Security	Unit A Warrants
Trading Symbol	VSSYW
Security Exchange Name	NASDAQ